COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2019
COMPENSATION OF KEY MANAGEMENT PERSONNEL
COMPENSATION OF KEY MANAGEMENT PERSONNEL

24. COMPENSATION OF KEY MANAGEMENT PERSONNEL

The remuneration of the Company’s key management personnel(1) was as follows:

	Year ended December 31
(in millions of U.S. dollars)	2019	2018
KEY MANAGEMENT PERSONNEL REMUNERATION
Short-term benefits(2)	1.9	1.5
Share-based payments	0.2	—
Termination benefits	1.1	4.1
Total key management personnel remuneration	3.2	5.6
1.	Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the Company.
2.	Short-term benefits include salaries, bonuses payable within twelve months of the statement of financial position date and other annual employee benefits.

The remuneration of key executives is determined by the compensation committee having regard to the performance of individuals and market trends.